Schedule of Long-lived Assets, Based on Geographic Region (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total long-lived assets	$ 511	$ 535
NEPAL
Total long-lived assets	247	286
UNITED STATES
Total long-lived assets	$ 264	$ 249